                        [Letterhead of American Express]



March 30, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Rolaine Bancroft, Esq.

Re: American Express Receivables Financing Corporation II American Express Receivables Financing Corporation III LLC American Express Receivables Financing Corporation IV LLC American Express Credit Account Master Trust
         Form S-3 Registration Statement
         File No. 333-130508; -03
         ----------------------------------------------------------

Dear Ms. Bancroft:

On behalf of American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC, American Express Receivables Financing Corporation IV LLC and American Express Credit Account Master Trust, the undersigned hereby requests that the effective date of the above-referenced Form S-3 Registration Statement be accelerated to 3:30 p.m. on March 31, 2006, or as soon thereafter as practicable.

The registrants acknowledge that (1) should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (3) the registrants may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Securities and Exchange Commission
Page 2




Very truly yours,


American Express Receivables Financing Corporation II


By:    /s/ Maureen Ryan
     --------------------------------------------
     Name:  Maureen Ryan
     Title: President


American Express Receivables Financing Corporation III LLC


By:    /s/ Scott Godderidge
     --------------------------------------------
     Name:  Scott Godderidge
     Title: Vice President


American Express Receivables Financing Corporation IV LLC


By:    /s/ Daniel L. Follett
     --------------------------------------------
     Name:  Daniel L. Follett
     Title: President